Software technology development costs (Tables)	9 Months Ended
Sep. 30, 2024
Research and Development [Abstract]
Schedule of Expense of Development Costs

During the three month period ended September 30, 2024, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	Nine Months ended September 30, 2024	Nine Months ended September 30, 2023	Three Months ended September 30, 2024	Three Months ended September 30, 2023

Opening total software development costs	$16,055,557	$13,056,478	$17,628,758	$14,556,209

Software development during the period	2,384,134	2,219,806	810,933	720,076
Closing total Software development costs	$18,439,691	$15,276,284	$18,439,691	$15,276,284